INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 29, 2012
INCOME TAXES
Loss carryback period prior to Federal tax law change	2 years
Loss carryback period after Federal tax law change	5 years
Expected reduction in the liability for unrecognized tax benefits within the next 12 months, low end of the range	$ 17.4
Expected reduction in the liability for unrecognized tax benefits within the next 12 months, high end of the range	18.5
Uncertain tax positions	103.8
Uncertain tax positions that would affect effective tax rate, if recognized	$ 87.9